Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Basis of Presentation

(a)   Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

(b)   Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs for which the Company or its subsidiary is the primary beneficiary and the VIEs’ subsidiaries.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, exercises effective control over the activities that most impact the economic performance, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All intercompany transactions and balances among the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

Use of Estimates

(c)   Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the standalone selling prices of performance obligations of revenue contracts, sales returns, fair values of put option, fair value of obersvable transaction for equity investment without readily determinable fair value, noncontrolling interests with respect to business combinations, share-based compensation, convertible note and warrant, useful life of long-lived assets, recoverability of the carrying value of goodwill, purchase price allocations, inventory write-downs for excess and obsolete inventories, realization of deferred tax assets, and redemption value of the redeemable preferred shares. Actual results may differ materially from those estimates.

Foreign Currency

(d)   Foreign Currency

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and its subsidiaries incorporated in the British Virgin Islands (“BVI”) and United States of America is the United States dollars (“US$”). The functional currencies of the Company’s subsidiaries incorporated in Hong Kong Special Administrative Region (“HK” or “Hong Kong”), Italy, Japan and Malaysia are the Hong Kong dollars, the Euro dollars, the Japanese Yen and the Ringgit Malaysia, respectively. The functional currency of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries is the RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulting exchange differences are recorded as foreign currency exchange gains (losses) in the consolidated statements of comprehensive income.

The financial statements of the non-PRC Group’s entities are translated from the functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current periods are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulting foreign currency translation adjustments are recorded as a component of other comprehensive income or loss in the consolidated statements of comprehensive income, and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive loss in the consolidated statements of shareholders’ equity.

Convenience Translation

(e)   Convenience Translation

Translations of the consolidated financial statements from RMB into US$ as of and for the year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9618, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2019, or at any other rate.

The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

Commitments and Contingencies

(f)    Commitments and Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Cash and Cash Equivalents

(g)   Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, cash at bank and time deposits, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Time Deposits	(h) Time Deposits Time deposits represent deposits at banks with original maturities of more than three months but less than one year.
Restricted Cash

(i)   Restricted Cash

Restricted cash primarily represents cash deposited with a bank in conjunction with a borrowing from the bank and deposits to suppliers. Restriction on the use of such cash and the interest earned thereon is imposed by the bank and remains effective throughout the term of the bank borrowing or payables. The cash restricted for use longer than one year is classified as non-current assets in the consolidated balance sheets.

In November 2016, the Financial Accounting Standards Board ("FASB") issued ASU 2016-18 Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”). According to the ASU, the amounts generally described as restricted cash are included with cash when reconciling the beginning-of-period and end-of-period total amounts shown on the consolidated statements of cash flows using a retrospective transition method to each period. As a result of the adoption of ASU 2016-18 on January 1, 2018, the consolidated statement of cash flows was retrospectively adjusted by excluding the increase of restricted cash of RMB492 from cash flows from operating activities, and the decrease of RMB23,714 from cash flows from financing activities for the year ended December 31, 2017.

Accounts Receivable

(j)    Accounts Receivable

Accounts receivable mainly represent amounts due from customers and installment payment by end customers with payment period within one year. Accounts receivable are recorded net of an allowance for doubtful accounts, if any. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the payment history, credit-worthiness and the financial condition of the debtor. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes a specific allowance if there is strong evidence indicating that an account receivable is likely to be unrecoverable. Accounts receivable are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers. Nil,  nil and RMB7,598 allowance for accounts receivable was provided as of December 31, 2017, 2018 and 2019, respectively.

Inventories

(k)    Inventories

Inventories, consisting of products available for sale, are stated at the lower of cost or net realizable value. The cost of inventory is determined using the identified cost of the specific item. Inventory is written down for damaged goods and slow-moving merchandise, which is dependent upon factors such as historical and forecasted consumer demand, and the sales promotion. Write downs are recorded in cost of revenues in the consolidated statements of comprehensive income.

Property and Equipment, net

(l)   Property and Equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value (estimated at 5% of cost) over their estimated useful lives on a straight-line basis. Leasehold improvements are depreciated on a straight-line basis over the period of the lease or their estimated useful lives, if shorter. The estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3-5 years
Software	10 years
Transportation equipment	4 years
Office equipment	3-5 years
Leasehold improvement	Shorter of 5 years or lease term

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of comprehensive income.

Investments

(m)    Investments

The Group’s investments consist of investment securities and investments in equity investees.

Investment securities

The Company’s investment securities represent equity securities traded publicly in the open market, which are measured at fair value with changes recorded in changes in fair value of financial instruments in the consolidated statements of comprehensive income.

Investment in equity investees

Investment in equity investees represents the Group’s investments in privately held companies, which includes equity method investments and investments measured using Measurement Alternative.

The Group applies the equity method of accounting to account for an equity investment, according to ASC 323 "Investment-Equity Method and Joint Ventures", over which it has significant influence but does not own a majority equity interest or otherwise control. After the date of investment, the Group subsequently adjusts the carrying amount of the investment to recognize the Group's proportionate share of each equity investees’ net income or loss in other income (expenses). The Group evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. The Group reviews its equity method investments to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

For equity investees where the Group does not have the ability to exercise significant influence, and there are no readily determinable fair values, the Group accounted for these investments as cost method investments prior to adopting ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Liabilities ("ASU 2016-01"). These investments are accounted under the measurement alternative upon the Group’s adoption of ASU 2016-01 (the “Measurement Alternative”) on January 1, 2018. Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in change in fair value of financial instruments in the consolidated statements of comprehensive income. The adoption of new standard did not impact accumulated losses as of January 1, 2018. The Group performs a qualitative assessment considering impairment indicators to evaluate whether its equity security without readily determinable fair value is impaired.

Goodwill

(n)  Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB guidance on “Testing of Goodwill for Impairment”, a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Impairment of Long-lived Assets

(o)    Impairment of Long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2017, 2018 and 2019.

Transfer of financial assets

(p)   Transfer of financial assets

Transfers are accounted for as sale and corresponding transferred accounts receivable are de-recognized in the consolidated balance sheets pursuant to ASC Topic 860, Transfers and Servicing (“ASC 860”), only if they meet all of the three criteria: (i) the transferred financial assets have been isolated from the transferor and its creditor, (ii) each transferee has the rights to pledge or exchange the transferred assets, or the transferor has no continuing involvement with the transferred financial assets, and (iii) the transferor does not maintain effective control over the transferred financial assets or third-party beneficial interests related to those transferred assets. Otherwise, the transfer of the assets will be accounted for as a financing type transaction if the conditions in ASC 860-10-40-5 were not met.

Beginning August 2019, the Group entered into periodically arrangements with one third-party non-financial institution to transfer the Group’s accounts receivables arising from consumer financing. The transfers of accounts receivables meet the criteria as defined in the ASC 860 and therefore are derecognized in the consolidated balance sheet. In 2019, RMB87,160 consumer accounts receivables  financial assets were derecognized through the sales type arrangements. Proceeds from the derecognition were RMB87,160. The investor has no recourse to the Group if the underlying consumers fail to pay amounts contractually on due.

Value Added Taxes

(q)   Value Added Taxes

The Company’s PRC subsidiaries are subject to value added tax (“VAT”). Revenue from sales of second-hand merchandise purchased from individual vendors is subject to VAT at the concession rate of 2% or 3% depending on the sales term. Revenue from sales of brand new merchandise purchased from entities is generally subject to VAT at the rate of 17% prior to May 1, 2018, 16% from May 1, 2018 to March 31, 2019 and 13% since April 1, 2019. Service revenue is subject to VAT at the rate of 6%. The VAT payable is recorded in Accrued expenses and other current liabilities in the consolidated balance sheets.

Fair Value

(r)   Fair Value

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Short-term financial assets and liabilities of the Group primarily consist of cash and cash equivalents, time deposits, restricted cash, investment securities, put option (included in prepayments and other current assets), accounts receivable, net, amounts due from related parties, short-term borrowings and current portion of long-term borrowings, accounts payable, contingent considerations (included in accrued expenses and other current liabilities), and amounts due to related parties.

The Group measures investment securities, put option, and contingent considerations at fair value on a recurring basis. Investment securities were measured at fair value using observable inputs. Put option and contingent considerations were measured at fair value using unobservable inputs. As of December 31, 2018 and 2019, the carrying amounts of other financial instruments approximated to their fair values due to the short term maturity of these instruments.

Long-term financial asset of the Group is restricted cash recognized in non-current assets. As of December 31, 2018 and 2019, the carrying values of restricted cash recognized in non-current assets approximated to their fair values as the interest rates approximate the rates in the market.

Long-term financial liabilities of the Group are long-term loans, convertible note and contingent considerations (included in long-term liabilities). As of December 31, 2018 and 2019, the carrying values of long-term loans approximated to their fair values as the interest rates of the Group’s long-term loans approximate the rates currently offered by the banks for similar loans. The convertible note was initially recognized based on the relative fair value of the convertible note and warrant and subsequently measured at amortized cost using effective interest rate. The estimated fair values of the convertible note based on a market approach were approximately US$190,122 (equivalent to RMB1,307,184) and US$180,830 (equivalent to RMB1,258,902) as of December 31, 2018 and 2019, respectively, and represents a Level 3 valuation in accordance with ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). When determining the estimated fair value of the convertible note, the Company used a commonly accepted valuation methodology and market-based risk measurements that are indirectly observable, such as credit risk. The fair value of the bifurcated derivative from convertible note was nil as of December 31, 2018 and 2019.

Revenue

(s)   Revenue

Revenues are generated primarily from merchandise sales, marketplace services and other services.

Periods prior to January 1, 2018

Prior to January 1, 2018, revenues are recognized when the following four criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the selling price is fixed or determinable; and (4) collectability is reasonably assured.

Sales allowances for returns, which reduce revenues, are estimated based on historical experience. Revenues are recorded net of value-added taxes.

In accordance with ASC 605‑45, Revenue Recognition: Principal Agent Considerations, the Group considers several factors in determining whether it acts as the principal or as an agent in the arrangement of merchandise sales and provision of various related services and thus whether it is appropriate to record the revenue and the related cost of sales on a gross basis or record the net amount earned as service fees.

Merchandise Sales

The Group generates revenues mainly from merchandise sales when the Group acts as principal for the sales of brand products to end customers online through its own internet platforms and offline at the offline experience centers. Online sales include sales through the Company’s online shopping mall, flash sales, auction and overseas sales.

The Group is considered as a principal for the following reasons: (1) The Group is the primary obligor and is responsible for the acceptability of the products and the fulfillment of the delivery services; (2) The Group is responsible to compensate end customers if the products are counterfeit or defective goods; (3) The Group is also responsible for the loyalty program benefits offered in conjunction with the merchandise sales to the buyers; (4) The Group has latitude in establishing selling prices and selecting suppliers; (5) The Group assumes credit risks on receivables; and (6) The Group has legal ownership of the inventory and has significant inventory risks even for those inventory with payment deferred until the following month after the inventory is sold as it has physical loss risk after acceptance of all the goods purchased from suppliers. Accordingly, the Group considers itself as the principal in the arrangement with the end customers and records revenue earned from merchandise sales on a gross basis.

With respect to proceeds from merchandise sales, before determining the timing of revenue recognition, the Group allocates proceeds from merchandise sales among sales of the products and customer loyalty program benefits based on relative fair value of each deliverable. Proceeds allocated to sales of goods are recognized as merchandise sales upon acceptance of delivery of products by buyers. Proceeds allocated to customer loyalty program benefits are recorded as deferred revenue.

The Group collect cash from end customers before or upon deliveries of products mainly through banks, third party online payment platforms or delivery companies. Cash collected from end customers before product delivery is recognized as advances from customers.

Marketplace and other services

Service revenues include marketplace service revenue and other services revenue through the internet platform. Marketplace service revenue refers to the commission fee earned by the Group when the Group acts as an agent for sales of vendors’ goods and lifestyle services. Vendor’s goods can be sold through auction or online ordering and lifestyle services can be sold through online ordering.

In addition, the other services revenue primarily consists of 1) advertising service revenue, and 2) service fees from the provision of repair and maintenance services to products such as handbags and watches.

With respect to the marketplace service revenue, the Group does not have general inventory risk or latitude in establishing prices. Accordingly, the Group records the net amount as marketplace service fees earned.

The Group recognizes other service revenue when the services are rendered. The Group recognizes marketplace service revenue at the time that the Group has provided the service and is entitled to payment.

Period commencing January 1, 2018

As of January 1, 2018, the Company has changed its method of accounting for revenue recognition due to the adoption of Accounting Standards Codification ("ASC") Topic 606, Revenue from Contracts with Customers (“ASC 606"). Since the adoption of ASC 606", the Company recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties. The adoption of new revenue standard did not impact accumulated losses as of January 1, 2018. The Group has updated significant accounting policies and relevant disclosures hereinafter.

To achieve that core principle, the Group applies the five steps defined under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price of the goods or services provided. Revenue is recognized upon the transfer of control of promised goods or services to a customer.

Revenue recognition policies for each type of revenue steam are as follows:

Merchandise Sales

The Group presents the revenue generated from its sales of merchandise on a gross basis as the Group has control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits. In making this determination, the Group also assesses whether it is primarily obligated in these transactions, is subject to inventory risk, has latitude in establishing prices, or has met several but not all of these indicators.

Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to customers. Consideration from merchandise sales is recorded net of value-added tax, discounts and return allowances. Return allowances  of RMB1,232 and RMB3,046 as of December 31, 2018 and 2019, respectively, which reduce revenue, are estimated based utilizing the most likely amount method based on historical data and updated at the end of each reporting period.

With respect to considerations from merchandise sales, the Group allocates proceeds from merchandise sales among sales of the products, customer loyalty program benefits and coupons with material rights based on relative standalone selling price. Proceeds allocated to sales of goods are recognized as revenue from merchandise sales when the receipt of merchandise is confirmed by the customer, which is the point that the control of the merchandise is transferred to the customer. Proceeds allocated to customer loyalty program benefits and coupons are recorded as deferred revenue.

The Group utilizes delivery service providers to deliver products to its consumers (“shipping activities”) but the delivery service is not considered as a separate obligation as the shipping activities are performed before the consumers obtain control of the products. Therefore, shipping activities are not considered a separate promised service to the consumers but rather are activities to fulfill the Group’s promise to transfer the products and are recorded as fulfillment expenses.

Marketplace and other services

With respect to the marketplace service revenue, the Group does not consider it controls the products before they are transferred to the customer or have the ability to direct the use of the goods and obtain substantially all of their benefits. The Group bears no physical and general inventory risk and has no discretion in establishing price, so it has determined that revenue from its sales of products under these arrangements are marketplace service fees in nature. Revenue is recognized when the Group has fulfilled its selling performance obligations on behalf of the principal in the transaction, which is when the products are accepted by the customer.

The Group recognizes other service revenue when control of promised service is transferred to the customers in an amount of consideration to which the Group expects to be entitled to in exchange for those services.

Contract balances

The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liability (i.e. deferred revenue). Accounts receivable are recognized in the period when the Company has transferred products or provided services to its customers and when its right to consideration is unconditional. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.

The Group collects cash from end customers before or upon deliveries of products mainly through banks, third party online payment platforms or delivery companies. The cash collected from the customer before the Company has transferred products or provided services, is initially recorded in deferred revenue (a contract liability) in the consolidated balance sheets and subsequently recognized as revenue when the receipt of merchandise is confirmed by the customers, which is the point that the control of the merchandise is transferred to the customer.

The amounts of revenue recognized during the years ended December 31, 2018 and 2019 from the opening balance of deferred revenue as of January 1, 2018 and 2019, was RMB64,580 and RMB54,948, respectively. The remaining performance obligation is expected to be recognized as revenue within the next 12 months.

The Group has elected the practical expedient not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.

Advance from customers

Under marketplace revenue, the Group collects full amount from end customers and only records the net commission fee as revenue at the point of customer acceptance. The amounts that the Group collected in excess of the net commission fee are recorded under advance from customers account in the Group’s consolidated balance sheets.

Customer Loyalty Program

(t)   Customer Loyalty Program

Customers earn loyalty program points from qualified purchases from the Group. The loyalty program points can be used as cash for future purchases from the Group, which will directly reduce the amount paid by the customer. The loyalty program points expire on December 31 of the following year after they are awarded, and are redeemable for a maximum of 30% on the customers’ future purchase amounts. Loyalty program point is considered as a separate performance obligation identified in the contract. Therefore, the sales consideration is allocated to the merchandise and loyalty program points based on the relative standalone selling price of the merchandise and loyalty program points. Consideration allocated to loyalty program point is initially recorded as deferred revenue and recognized as revenues when loyalty program points are used or expire. The Group estimates the relative standalone selling price, including an estimate of the breakage for points that members will never use. The Group reviews the relative standalone selling price of loyalty program point at least annually based upon the latest available information regarding redemption and expiration patterns.

The Group provides coupons in promotion events or at the time a customer signs up as a registered member. Customers may enjoy certain discount on future purchases from the Group upon satisfying the conditions stipulated in such coupons. The coupons granted are categorized into 1) coupons granted concurrent with a revenue transaction and 2) coupons granted not concurrent with a revenue transaction. When the coupon is granted concurrent with a revenue transaction, the Group determines whether the coupon represents a material right of the current transaction. If the coupon represents a material right, the transaction price is allocated between merchandise sale and the coupon based on the estimated standalone selling price taking into consideration the coupon’s forfeiture rate. If the coupon does not represent a material right or coupons granted not concurrent with a revenue transaction, it is recognized as a reduction of revenue on the future purchases. The amount of coupons with material rights recognized as deferred revenue were insignificant as of December 31, 2018 and 2019.

Cost of Revenues

(u)   Cost of Revenues

Cost of revenues primarily consist of cost of merchandise sold and inventory write-down, repair and maintenance staff payroll and related depreciation and amortization. Payment processing, packaging material and product delivery costs are classified as fulfillment expenses in the consolidated statements of comprehensive income.

Fulfillment Expenses

(v)    Fulfillment Expenses

Fulfillment expenses represent packaging material costs and those costs incurred in shipping and operating and staffing the Group’s fulfillment and customer service centers, including costs attributable to receiving, inspecting, and warehousing inventories; picking, packaging, and preparing customer orders for shipment; and collecting payments from customers and responding to inquiries from customers. Fulfillment expenses also include amounts payable to third parties that assist the Group in payment collections and product deliveries. Shipping costs included in fulfillment expenses were RMB32,277, RMB47,041 and RMB63,247 for the years ended December 31, 2017, 2018 and 2019, respectively.

Marketing Expenses

(w)    Marketing Expenses

Marketing expenses mainly consist of advertising costs, promotion expenses, payroll and related expenses for personnel engaged in marketing activities. Advertising costs, which consist primarily of online and offline advertisements, are expensed when the services are received. The advertising expenses were RMB111,154, RMB191,501 and RMB183,744 for the years ended December 31, 2017, 2018 and 2019, respectively.

Technology and Content Development Expenses

(x)    Technology and Content Development Expenses

Technology and content development expenses mainly consist of technology infrastructure expenses and payroll and related costs for employees involved in application development, category expansion, editorial content production and system support, as well as costs associated with computation, storage and telecommunication infrastructures.

For internal use software, the Group expensed all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platforms. Third-party costs incurred in the application development stage are capitalized and amortized over the estimated useful life.

General and Administrative Expenses

(y)   General and Administrative Expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, including accounting, finance, tax, legal and human resources, professional fees and other general corporate expenses as well as costs associated with the use by these functions of facilities and equipment, such as depreciation and operating lease costs.

Share-based Compensation

(z)    Share-based Compensation

The Company periodically grants share-based awards, including but not limited to, restricted shares and share options to eligible employees and directors.

Share-based awards granted to the employees before the Group’s IPO are subject to service and performance conditions, and are measured at the grant date fair value of the awards  using the graded vesting method, net of estimated forfeitures, if and when the Company considers that it is probable that the performance condition will be achieved. Share-based awards granted to the employees after the Group’s IPO are subject to service conditions, and are measured at the grant date fair value of the awards using straight line method, net of estimated forfeitures.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards over the remaining requisite service period after modification.

Share-based compensation in relation to the restricted shares is measured based on the fair market value of the Company’s ordinary shares at the grant date of the award. Prior to IPO, estimation of the fair value of the Company’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including discount rate, and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. Share-based compensation in relation to the share options is estimated using the Binominal Option Pricing Model. The determination of the fair value of share options is affected by the share price of the Company’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined with the assistance from a valuation report prepared by an independent valuation firm using management’s estimates and assumptions.

Employee Benefits

(aa)   Employee Benefits

The Company’s subsidiaries, the VIEs and the VIEs’ subsidiaries in China participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. For its employees in the PRC, the Group has participated in defined contribution benefit plans and social insurance plans organized by the relevant local governmental authorities. For its employee in Hong Kong, the Group participates in the mandatory provident fund scheme with contributions calculated in accordance with the provisions under the Mandatory Provident Fund Schemes Ordinance (Chapter 485 of the Laws of Hong Kong). The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive income amounted to RMB32,606, RMB54,257 and RMB75,922 for the years ended December 31, 2017, 2018 and 2019, respectively.

Subsidy Income

(bb)   Subsidy Income

Subsidy income represent amounts granted by local government authorities as an incentive for companies to promote and develop. Subsidy income received by the Group were nonrefundable and were for the purpose of giving immediate incentive with no future costs or obligations are recognized as others in the accompanying consolidated statements of comprehensive income amounted to RMB4,148,  RMB27,952 and RMB54,751 in the Company's consolidated statements of comprehensive income  for the years ended December 31, 2017, 2018 and 2019, respectively.

Income Tax

(cc)    Income Tax

Current income taxes are provided on the basis of net income for financial reporting purposes, and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse to the temporary differences between the financial statements’ carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes arising from a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change.

The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occurs. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. As of December 31, 2018 and 2019, the Group did not have any significant unrecognized uncertain tax positions.

Leases

(dd)    Leases

Prior to January 1, 2019, payments made under operating lease, were charged to the consolidated statements of comprehensive income on a straight-line basis over the term of underlying lease. Leases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term. There is no capital improvement funding, lease concessions or contingent rent in the lease agreements. The Company has no legal or contractual asset retirement obligations at the end of the lease term.

As of January 1, 2019, the Company has changed its method of accounting for leases due to the adoption of ASC Topic 842, Leases by using the modified retrospective method. The Group has elected the package of practical expedients, which allows the Group to carry forward the historical lease classification, not to assess whether a contract is or contains a lease and initial direct costs for any leases that exist prior to adoption of the new standard. The Group also elected the practical expedient of the short-term lease exemption for contracts with lease terms of 12 months or less. The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease. However, the Group has no finance leases for any of the periods presented.

The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a right-of-use asset and a lease liability based on the present value of the lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. Variable lease payments not dependent on an index or rate are excluded from the ROU asset and lease liability calculations and are recognized in expense in the period which the obligation for those payments is incurred. As the rate implicit in the Group's lease is not typically readily available, the Group uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Group could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. The Group's lease terms may include options to extend or terminate the lease. Such options are accounted for only when it is reasonably certain that the Group will exercise the options. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group accounts for lease and non-lease components separately.

Upon adoption, the Group recognized operating lease right-of-use assets of RMB43,680  and total lease liabilities of RMB43,517  for operating leases as of January 1, 2019. There was no impact of adopting ASU 2016-02 on the Group's opening accumulated losses and current year net income. As of December 31, 2019, the Group recognized operating lease right-of-use assets of RMB159,321, and total operating lease liabilities of RMB152,390, including current portion of RMB38,608 and non-current portion of RMB113,782.

Earnings (Loss) per Share

(ee)    Earnings (Loss) per Share

Basic earnings (loss) per Class A and Class B share is computed by dividing net income/(loss) attributable to holders of Class A and Class B ordinary shares, considering the accretions to redemption value of the preferred shares and accretions to redemption value of the redeemable non-controlling interest, by the weighted average number of Class A and Class B ordinary shares outstanding during the year using the two-class method. Under the two-class method, any net income is allocated between Class A and Class B ordinary shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to Class A and Class B ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares and accretion related to redeemable non-controlling interest, if any, by the weighted average number of Class A and Class B ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares  and convertible note, exercise of the warrant using the if-converted method, unvested restricted shares and Class A ordinary shares issuable upon the exercise of outstanding share option (using the treasury stock method). Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Treasury Shares

(ff) Treasury Shares

Treasury shares represents ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired share is recorded as treasury share.

Segment Reporting

(gg) Segment Reporting

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Company’s Chief Executive Officer and management personnel do not segregate the Company’s business by product or service lines. All product and service categories are viewed as in one and the only operating segment.

Statutory Reserves

(hh) Statutory Reserves

The Group’s subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly foreign owned enterprise have to make appropriations from their after-tax profits (as determined under generally accepted accounting principles in the PRC ("PRC GAAP")) to non-distributable reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIE and VIE’s subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective company. The staff bonus and welfare fund is liability in nature and is restricted to make payment of special bonuses to employees and for the collective welfare of employees. None of these reserves is allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2017, 2018 and 2019, appropriations of nil,  nil and RMB908, respectively, were made to the statutory reserve by the Group’s wholly foreign owned PRC subsidiaries, VIEs and VIEs’ subsidiaries.

Recently issued Accounting Pronouncements

(ii) Recently issued Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements, which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which amends Subtopic 326-20 (created by ASU No.2016-13) to explicitly state that operating lease receivables are not in the scope of Subtopic 326-20. ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace "incurred loss" approach with an "expected loss" model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. Additionally, in April 2019, the FASB issued ASU No.2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments. In May 2019, the FASB issued ASU No. 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief, and in November 2019, the FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, and ASU No. 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, to provide further clarifications on certain aspects of ASU No. 2016-13 and to extend the nonpublic entity effective date of ASU No. 2016-13. The standard is effective for public business entities for annual periods beginning after December 15, 2019, and interim periods therein. The standard is effective for the Company beginning on January 1, 2020. The Company is currently in the process of evaluating the impact of the adoption of this standard on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test.  Under the amendments in ASU 2017-04, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.  An entity should apply the amendments in this Update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. A public business entity that is a U.S. Securities and Exchange Commission (SEC) filer should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company does not expect any material impact on its consolidated financial statements upon the adoption of ASU 2017-04.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 modifies certain disclosure requirements on fair value measurements, including (i) clarifying narrative disclosure regarding measurement uncertainty from the use of unobservable inputs, if those inputs reasonably could have been different as of the reporting date, (ii) adding certain quantitative disclosures, including (a) changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and (b) the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and (iii) removing certain fair value measurement disclosure requirements, including (a) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, (b) the policy for timing of transfers between levels of the fair value hierarchy and (c) the valuation processes for Level 3 fair value measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company does not expect any material impact on its consolidated financial statements.